Investment Securities - Summary of Equity Investment Securities Designated as at Fair Value Through Other Comprehensive Income (Detail) - Investments in equity instruments designated at fair value through other comprehensive income [member] - CAD ($)
$ in Millions
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Cost	$ 1,746	$ 1,408
Gross unrealized gains	228	223
Gross unrealized losses	115	70
Fair value	1,859	1,561
Preferred equity instruments [member]
Disclosure of financial assets [line items]
Cost	11	146
Gross unrealized losses	3	53
Fair value	8	93
Common shares [member]
Disclosure of financial assets [line items]
Cost	1,735	1,262
Gross unrealized gains	228	223
Gross unrealized losses	112	17
Fair value	$ 1,851	$ 1,468